AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 116.5%
	AEROSPACE/DEFENSE — 5.4%
778	General Dynamics Corp.[1]	$225,729
585	L3Harris Technologies, Inc.[1]	131,379
399	Lockheed Martin Corp.[1]	186,373
304	Northrop Grumman Corp.[1]	132,529
		676,010
	AGRICULTURE — 3.4%
4,155	Altria Group, Inc.[1]	189,260
347	Bunge Global S.A.[1,2]	37,049
1,945	Philip Morris International, Inc.[1]	197,087
		423,396
	BANKS — 1.0%
834	M&T Bank Corp.[1]	126,234
	BEVERAGES — 4.1%
534	Brown-Forman Corp. - Class B1	23,064
3,034	Coca-Cola Co.[1]	193,114
1,855	Molson Coors Beverage Co. - Class B1	94,290
595	Monster Beverage Corp.*,1	29,720
1,041	PepsiCo, Inc.[1]	171,692
		511,880
	BIOTECHNOLOGY — 9.4%
727	Amgen, Inc.[1]	227,151
562	Biogen, Inc.*,1	130,283
2,348	Gilead Sciences, Inc.[1]	161,096
2,877	Incyte Corp.*,1	174,404
229	Regeneron Pharmaceuticals, Inc.*,1	240,686
523	Vertex Pharmaceuticals, Inc.*,1	245,140
		1,178,760
	COMMERCIAL SERVICES — 2.0%
299	MarketAxess Holdings, Inc.[1]	59,958
951	Rollins, Inc.[1]	46,399
523	Verisk Analytics, Inc. - Class A1	140,975
		247,332
	COMPUTERS — 3.9%
1,246	International Business Machines Corp.[1]	215,496
1,859	Leidos Holdings, Inc.[1]	271,191
		486,687
	COSMETICS/PERSONAL CARE — 3.4%
2,344	Colgate-Palmolive Co.[1]	227,462

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	COSMETICS/PERSONAL CARE (Continued)
1,228	Procter & Gamble Co.[1]	$202,522
		429,984
	DIVERSIFIED FINANCIAL SERVICES — 2.3%
631	Cboe Global Markets, Inc.[1]	107,308
931	CME Group, Inc.[1]	183,034
		290,342
	ELECTRIC — 4.4%
489	Ameren Corp.[1]	34,773
595	CMS Energy Corp.[1]	35,420
1,500	Dominion Energy, Inc.[1]	73,500
654	DTE Energy Co.[1]	72,600
704	Entergy Corp.[1]	75,328
678	Evergy, Inc.[1]	35,914
1,130	Public Service Enterprise Group, Inc.[1]	83,281
501	Sempra[1]	38,106
441	WEC Energy Group, Inc.[1]	34,601
1,258	Xcel Energy, Inc.[1]	67,190
		550,713
	ENVIRONMENTAL CONTROL — 4.4%
1,208	Republic Services, Inc.[1]	234,763
842	Veralto Corp.[1]	80,386
1,075	Waste Management, Inc.[1]	229,340
		544,489
	FOOD — 10.8%
3,883	Campbell Soup Co.[1]	175,473
5,706	Conagra Brands, Inc.[1]	162,165
2,470	General Mills, Inc.[1]	156,252
844	Hershey Co.[1]	155,153
4,972	Hormel Foods Corp.[1]	151,596
298	J M Smucker Co.[1]	32,494
2,997	Kellanova[1]	172,867
969	Kraft Heinz Co.[1]	31,221
627	Kroger Co.[1]	31,306
1,421	Lamb Weston Holdings, Inc.[1]	119,478
2,361	McCormick & Co., Inc.[1]	167,489
		1,355,494
	GAS — 1.2%
624	Atmos Energy Corp.[1]	72,789
2,686	NiSource, Inc.[1]	77,384
		150,173

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS — 3.1%
760	Abbott Laboratories[1]	$78,971
454	Danaher Corp.[1]	113,432
395	ResMed, Inc.[1]	75,611
59	Thermo Fisher Scientific, Inc.[1]	32,627
283	Waters Corp.*,1	82,104
		382,745
	HEALTHCARE-SERVICES — 6.5%
2,653	Centene Corp.*,1	175,894
241	Elevance Health, Inc.[1]	130,588
407	Humana, Inc.[1]	152,076
575	Molina Healthcare, Inc.*,1	170,947
369	UnitedHealth Group, Inc.[1]	187,917
		817,422
	HOUSEHOLD PRODUCTS/WARES — 4.5%
1,960	Church & Dwight Co., Inc.[1]	203,213
1,197	Clorox Co.[1]	163,354
1,443	Kimberly-Clark Corp.[1]	199,423
		565,990
	INSURANCE — 11.8%
879	Arch Capital Group Ltd.*,1,2	88,682
392	Arthur J. Gallagher & Co.[1]	101,650
411	Assurant, Inc.[1]	68,329
2,271	Brown & Brown, Inc.[1]	203,050
305	Chubb Ltd.[1,2]	77,799
648	Cincinnati Financial Corp.[1]	76,529
190	Everest Group Ltd.[1,2]	72,394
725	Globe Life, Inc.[1]	59,653
1,088	Hartford Financial Services Group, Inc.[1]	109,387
1,848	Loews Corp.[1]	138,119
407	Progressive Corp.[1]	84,538
187	Travelers Cos., Inc.[1]	38,025
2,327	W R Berkley Corp.[1]	182,856
652	Willis Towers Watson PLC[1,2]	170,915
		1,471,926
	MEDIA — 1.8%
352	FactSet Research Systems, Inc.[1]	143,711
2,355	Fox Corp. - Class A1	80,941
		224,652
	OIL & GAS — 1.5%
7,077	Coterra Energy, Inc.[1]	188,744

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PHARMACEUTICALS — 12.6%
1,199	AbbVie, Inc.[1]	$205,652
2,028	Cardinal Health, Inc.[1]	199,393
638	Cigna Group[1]	210,904
2,457	CVS Health Corp.[1]	145,110
1,160	Johnson & Johnson[1]	169,546
370	McKesson Corp.[1]	216,095
1,637	Merck & Co., Inc.[1]	202,661
5,096	Organon & Co.[1]	105,487
4,247	Pfizer, Inc.[1]	118,831
		1,573,679
	REITS — 1.5%
627	Public Storage - REIT[1]	180,357
	RETAIL — 8.5%
70	AutoZone, Inc.*,1	207,487
269	Costco Wholesale Corp.[1]	228,647
570	Dollar General Corp.[1]	75,371
339	Domino's Pizza, Inc.[1]	175,036
646	McDonald's Corp.[1]	164,627
75	O'Reilly Automotive, Inc.*,1	79,204
498	Tractor Supply Co.[1]	134,460
		1,064,832
	SEMICONDUCTORS — 0.3%
1,292	Intel Corp.[1]	40,013
	SOFTWARE — 3.9%
1,870	Akamai Technologies, Inc.*,1	168,450
573	Electronic Arts, Inc.[1]	79,836
392	Fiserv, Inc.*,1	58,424
1,120	Jack Henry & Associates, Inc.[1]	185,942
		492,652
	TELECOMMUNICATIONS — 3.4%
11,175	AT&T, Inc.[1]	213,554
4,970	Verizon Communications, Inc.[1]	204,963
		418,517
	TOYS/GAMES/HOBBIES — 0.3%
706	Hasbro, Inc.[1]	41,301

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TRANSPORTATION — 1.1%
1,549	C.H. Robinson Worldwide, Inc.[1]	$136,498
	TOTAL COMMON STOCKS
	(Cost $13,438,887)	14,570,822

Principal Amount
	SHORT-TERM INVESTMENTS — 2.0%
$254,520	UMB Bank, Money Market Fiduciary Deposit Investment, 0.01%[3]	254,520
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $254,520)	254,520
	TOTAL INVESTMENTS — 118.5%
	(Cost $13,693,407)	14,825,342
	Liabilities in Excess of Other Assets — (18.5)%	(2,319,513)
	TOTAL NET ASSETS — 100.0%	$12,505,829

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]All or a portion of the security is segregated as collateral for line of credit borrowings. As of June 30, 2024, the aggregate value of those securities was $14,570,822, representing 116.5% of net assets.
[2]Foreign security denominated in U.S. Dollars.
[3]The rate is the annualized seven-day yield at period end.